Recurring Fair Value Measurements	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Recurring Fair Value Measurements
Note 7 — Recurring Fair Value Measurements
Investments Held in Trust Account
As of March 31, 2021, the investments in the Company’s Trust Account consisted of $95 in U.S. Money Market funds and $ $166,271,977 in U.S. Treasury Securities. All of the U.S. Treasury Securities mature on May 27, 2021. The Company classifies its United States Treasury securities as held-to-maturity
in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.”
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on March 31, 2021 are as follows:

	Carrying Value/ Amortized Cost	Interest Income	Gross Unrealized Gain	Fair Value as of March 31, 2021
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,271,977	28,458	14,143	166,286,120

	$166,272,072	$28,458	$14,143	$166,286,215

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551

	$166,243,614	$10,751	$(12,968)	$166,230,646

Fair values of its investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.
Warrant Liability
At March 31, 2021, the Company’s warrant liability was valued at $36,104,088. Under the guidance in ASC
815-40
the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.
Recurring Fair Value Measurements
The following table presents fair value information as of March 31, 2021 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments consist of U. S. Treasury Bills or U.S. Money Market, fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability for the Private Warrants is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Warrant liability is classified within Level 3 of the fair value hierarchy. The Company’s warrant liability for the Public Warrants is based on quoted prices (unadjusted) with less volume and transaction frequency than active markets. The fair value of the Public Warrant liability is classified within Level 2 of the fair value hierarchy. For the period ending March 31, 2021 the Public Warrants were reclassified from a Level 3 to a Level 2 classification.
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$95	$—	$—
Investments held in Trust Account—U.S. Treasury	$166,286,120	$—	$—
Liabilities
Public Warrants	$—	$17,933,496	$—
Private Warrants	$—	$—	$18,170,592
Measurement
On March 31, 2021, the Company used a modified Black-Scholes model to value the Private Warrants. The Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.
The key inputs into the modified Black Scholes model were as follows at December 31, 2020 and at March 31, 2021:

Input	December 31, 2020	March 31, 2021
Risk-free interest rate	0.43%	0.98%
Expected term (years)	5.0	5.25
Expected volatility	40.0%	26.5%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	N/A
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.00
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our Warrants classified as Level 3:

Fair value at December 31, 2020	$36,549,753
Public Warrants reclassified to level 2 (1)	(17,933,496)
Change in fair value	(445,665)
Fair Value at March 31, 2021	$18,170,592

(1)	Assumes the Public Warrants were reclassified on March 31, 2021.

Note 7 — Recurring Fair Value Measurements
Investment Held in Trust Account
As of December 31, 2020, the investments in the Company’s Trust Account consisted of $95 in U.S. Money Market funds and $166,243,519 in U.S. Treasury Securities. All of the U.S. Treasury Securities mature on May 27, 2021. The Company classifies its United States Treasury securities as held-to-maturity
in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.”
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$95	$—	$—	$95
U.S. Treasury Securities	166,243,519	10,751	(12,968)	166,230,551

	$166,243,614	$10,751	$(12,968)	$166,230,646

Fair values of its investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.
Warrant Liability
At December 31, 2020, the Company’s warrant liability was valued at $36,549,753.
Under the guidance in ASC
815-40
the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement
at each balance sheet date. With each
re-measurement,
the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s
S
tatement of
O
perations.
Recurring Fair Value Measurements
The following table presents fair value information as of December 31, 2020 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments consist of U. S. Treasury Bills or U.S. Money Market, fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the warrant liability is classified within Level 3 of the fair value hierarchy. For the period ending December 31, 2020 there were to transfers into or out of Level 1, Level 2 or Level 3 classification.
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account—U.S. Money Market	$95	$—	$—
Investments held in Trust Account—U.S. Treasury	$166,230,551	$—	$—
Liabilities
Public Warrants	$—	$—	$17,605,944
Private Warrants	$—	$—	$18,943,809
Measurement
The Company established the initial fair value for the Warrants on November 27, 2020, the date of the consummation of the Company’s IPO. On December 31, 2020 the fair value was remeasured. For both periods, neither the Public Warrants nor the Private Warrants were separately traded on an open market. As such, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-half
of one Public Warrant), (ii) the sale of Private Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption (temporary equity), Class A ordinary shares (permanent equity) and Class B ordinary shares (permanent equity) based on their relative fair values at the initial measurement date. The Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model and the modified Black-Scholes model were as follows at initial measurement and at December 31, 2020:

Input	November 27, 2020 (Initial Measurement)	December 31, 2020
Risk-free interest rate	0.44%	0.43%
Expected term (years)	5.0	5.0
Expected volatility	40.0%	40.0%
Exercise price	$11.50	$11.50
Probability of completing a Business Combination	80%	80%
Dividend yield	0%	0%
Expected stock price at De-SPAC	$10.00	$10.00
The change in the fair value of the warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Fair value at issuance November 27, 2020	$36,549,753
Change in fair value	—
Fair Value at December 31, 2020	$36,549,753